Mainland China Employee Contribution Plan (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mainland China Employee Contribution Plan (Textual)
Total expenses for employee contribution plan	$ 635	$ 1,139	$ 2,527	$ 2,362	$ 2,238